Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Leases

The components of rental expense were summarized as follows:

	For the years ended December 31,
	2025	2024	2023
Operating lease cost	211,908,384	229,718,169	279,526,257
Variable lease cost	17,975,126	20,286,865	22,664,025
Short-term lease cost	-	-	200,917
Total rental expense	229,883,510	250,005,034	302,391,199

Amounts reported on the consolidated balance sheets as of December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024
Assets
Operating lease right-of-use assets	348,916,320	493,308,393

Liabilities
Current operating lease liabilities	180,805,734	178,115,199
Non-current operating lease liabilities	240,282,461	380,075,128
Total operating lease liabilities	421,088,195	558,190,327

Other information related to operating leases for the years ended December 31, 2025 and 2024 were as follows:

	For the years ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities	182,297,992	204,719,215
Right-of-use assets obtained in exchange for new lease liabilities	42,320,016	16,855,171

	As of December 31,
	2025	2024
Weighted-average remaining lease term (years)	2.61	3.45
Weighted-average discount rate	5.97%	6.01%

Schedule of Maturities of operating lease liabilities

Maturities of operating lease liabilities under non-cancellable leases as of December 31, 2025 are as follows:

Operating lease commitments
2026	187,176,731
2027	149,626,294
2028	102,186,779
2029	57,809,171
2030	29,328,241
Thereafter	25,594,808

Total undiscounted lease payments	551,722,024

Less: imputed interest	(130,633,829)

Total lease liabilities	421,088,195